Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Nov. 29, 2019
Related Party Transaction [Line Items]
Trading liabilities, at fair value	$ 9,478,946	$ 10,532,460
Private Equity Related Funds
Related Party Transaction [Line Items]
Loans to and/or equity investments in related funds	35,500	23,000
Net gains (losses) from private equity related funds	(12,100)	(5,700)	$ (10,700)
Officers and Employees
Related Party Transaction [Line Items]
Loans outstanding to related party	49,300	44,800
Berkadia | Affiliated Entity | Jefferies Group
Related Party Transaction [Line Items]
Purchase commitment	723,800	360,400
HRG | Affiliated Entity | Jefferies Group
Related Party Transaction [Line Items]
Revenue from related parties	3,000
FXCM | Payables, expense accruals and other liabilities | Affiliated Entity | Jefferies Group
Related Party Transaction [Line Items]
OTC foreign exchange contracts	$ 9,900	9,900
Jefferies Finance | Affiliated Entity
Related Party Transaction [Line Items]
Purchases of loan receivables		$ 65,300
Sale of Property
Related Party Transaction [Line Items]
Number of common stock exchanged with related party (in shares)				780,315
Number of common stock exchanged with related party, price per share (in USD per share)				$ 21.03